Goodwill and Other Intangible Assets - Additional Information (Detail)	3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2017	May 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	May 31, 2016 USD ($)	Nov. 30, 2016 USD ($)	May 31, 2009 USD ($)
Goodwill And Intangible Assets [Line Items]
Accumulated impairment losses		$ 156,300,000			$ 156,300,000	$ 14,900,000
Impairment losses				$ 0	141,394,000
Intangible asset amortization expense				43,200,000	41,900,000	40,500,000
Future amortization expense of intangible asset in 2019				41,500,000
Future amortization expense of intangible asset in 2020				39,100,000
Future amortization expense of intangible asset in 2021				36,100,000
Future amortization expense of intangible asset in 2022				34,800,000
Future amortization expense of intangible asset in 2023				31,800,000
Intangible asset impairment loss		0		0
Goodwill		1,143,913,000		1,192,174,000	1,143,913,000	$ 1,219,630,000
Restore Indefinite-lived Tradename
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss			$ 4,900,000
Indefinite-lived intangible assets, impairment loss					$ 4,900,000
Amortized intangible assets, amortization period					10 years
Restore Indefinite-lived Tradename | Sales Revenue, Net | Product Concentration Risk
Goodwill And Intangible Assets [Line Items]
Percentage of product to total sales						60.00%
Kirker Reporting Unit
Goodwill And Intangible Assets [Line Items]
Impairment losses				140,500,000
Intangible asset impairment loss					$ 46,000,000
Fair value in excess of carrying value						8.00%
Percentage of loss on sales	15.00%
Goodwill							$ 0
Kirker Reporting Unit | Trademarks and Trade Names
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets, impairment loss					2,100,000
Recalculated fair value of identifiable indefinite-lived intangible assets				$ 5,800,000
Kirker Reporting Unit | Measurement Input Long-term Revenue Growth Rate
Goodwill And Intangible Assets [Line Items]
Assumed long-term earnings growth rate				3.0
Kirker Reporting Unit | Measurement Input Discount Rate
Goodwill And Intangible Assets [Line Items]
Assumed long-term earnings growth rate				8.0
Consumer Segment
Goodwill And Intangible Assets [Line Items]
Accumulated impairment losses		141,400,000			141,400,000
Impairment losses					141,394,000
Intangible asset impairment loss					53,000,000
Goodwill		453,600,000		$ 477,718,000	453,600,000	$ 572,507,000
Industrial Segment
Goodwill And Intangible Assets [Line Items]
Accumulated impairment losses								$ 14,900,000
Other intangible asset accumulated impairment losses, gross						600,000
Goodwill		$ 516,335,000		$ 537,318,000	516,335,000	$ 475,409,000
Formulas
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss					15,500,000
Customer-related Intangibles
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss					30,400,000
Indefinite Trademarks
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss					6,900,000
Other Intangibles
Goodwill And Intangible Assets [Line Items]
Intangible asset impairment loss					$ 200,000